Fair value measurement (Tables)	6 Months Ended
Sep. 30, 2018
Fair Value Measurement [Abstract]
Schedule of fair value measurement of assets
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives within net debt (see note 11)		Commodity contract derivatives		Other[3]
	2018	2017	2018	2017	2018⁴	2017⁴
	£m	£m	£m	£m	£m	£m
At 1 April	(219)	(465)	(1)	(16)	194	46
Net gains/(losses) through the consolidated income statement for the period[1,2]	26	8	(16)	(1)	4	(2)
Net gains through other comprehensive income for the period	—	—	—	—	6	—
Transfer to held for sale	—	—	—	—	(110)	—
Purchases	—	—	6	—	21	35
Settlements	—	231	13	26	(2)	—

At 30 September	(193)	(226)	2	9	113	79

1.	Gains of £26m (2017: gains of £5m) are attributable to derivative financial instruments held at the end of the reporting period.

2.	Losses of £11m (2017: losses of £1m) are attributable to commodity contract derivative financial instruments held at the end of the reporting period.

3.
Other comprises our investments in Sunrun Neptune 2016 LLC and Embala and the investments made by the Group Technology and Innovation function, which are accounted for at fair value through profit and loss. In addition, the opening balance also includes the Further Acquisition Agreement and Remaining Acquisition Agreement derivatives of £110m that were recognised at 31 March 2018, and have been subsequently reclassified to held for sale (see note 6).

4.	There were no reclassifications out of level 3 (2017: none).
The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 163 of the Annual Report and Accounts.

	30 September 2018				31 March 2018
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Available-for-sale investments[1]	—	—	—	—	2,406	310	5	2,721
Investments held at FVTPL	1,194	—	25	1,219	—	—	—	—
Investments held at FVTOCI	108	338	—	446	—	—	—	—
Investments in associates[2]	—	—	87	87	—	—	79	79
Financing derivatives	—	1,246	1	1,247	—	1,544	1	1,545
Commodity contract derivatives	—	18	83	101	—	8	61	69
Further Acquisition Agreement derivative[3]	—	—	—	—	—	—	110	110

	1,302	1,602	196	3,100	2,406	1,862	256	4,524
Liabilities
Financing derivatives	—	(828)	(194)	(1,022)	—	(725)	(220)	(945)
Commodity contract derivatives	—	(33)	(80)	(113)	—	(54)	(62)	(116)
Liabilities held at fair value	(645)	—	—	(645)	—	—	—	—

	(645)	(861)	(274)	(1,780)	—	(779)	(282)	(1,061)

Total	657	741	(78)	1,320	2,406	1,083	(26)	3,463

1.
With effect from 1 April 2018 and the adoption of IFRS 9, the available-for-sale investments have been reclassified to investments held at fair value through profit and loss (FVTPL) or investments held at fair value through other comprehensive income (FVTOCI). See note 17.

2.	Our level 3 investments include investments relating to Sunrun Neptune 2016 LLC accounted for at FVTPL.

3.
The Group is party to the Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) which contain put and call options over 14% and 25% respectively, of the loan and equity it holds in Cadent (through its investment in Quadgas HoldCo Limited). The fair value of the FAA was deemed to be £110m at 31 March 2018. See note 6 for further details.

Schedule of fair value measurement of liabilities
The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 163 of the Annual Report and Accounts.

	30 September 2018				31 March 2018
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Available-for-sale investments[1]	—	—	—	—	2,406	310	5	2,721
Investments held at FVTPL	1,194	—	25	1,219	—	—	—	—
Investments held at FVTOCI	108	338	—	446	—	—	—	—
Investments in associates[2]	—	—	87	87	—	—	79	79
Financing derivatives	—	1,246	1	1,247	—	1,544	1	1,545
Commodity contract derivatives	—	18	83	101	—	8	61	69
Further Acquisition Agreement derivative[3]	—	—	—	—	—	—	110	110

	1,302	1,602	196	3,100	2,406	1,862	256	4,524
Liabilities
Financing derivatives	—	(828)	(194)	(1,022)	—	(725)	(220)	(945)
Commodity contract derivatives	—	(33)	(80)	(113)	—	(54)	(62)	(116)
Liabilities held at fair value	(645)	—	—	(645)	—	—	—	—

	(645)	(861)	(274)	(1,780)	—	(779)	(282)	(1,061)

Total	657	741	(78)	1,320	2,406	1,083	(26)	3,463

1.
With effect from 1 April 2018 and the adoption of IFRS 9, the available-for-sale investments have been reclassified to investments held at fair value through profit and loss (FVTPL) or investments held at fair value through other comprehensive income (FVTOCI). See note 17.

2.	Our level 3 investments include investments relating to Sunrun Neptune 2016 LLC accounted for at FVTPL.

3.
The Group is party to the Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) which contain put and call options over 14% and 25% respectively, of the loan and equity it holds in Cadent (through its investment in Quadgas HoldCo Limited). The fair value of the FAA was deemed to be £110m at 31 March 2018. See note 6 for further details.

The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives within net debt (see note 11)		Commodity contract derivatives		Other[3]
	2018	2017	2018	2017	2018⁴	2017⁴
	£m	£m	£m	£m	£m	£m
At 1 April	(219)	(465)	(1)	(16)	194	46
Net gains/(losses) through the consolidated income statement for the period[1,2]	26	8	(16)	(1)	4	(2)
Net gains through other comprehensive income for the period	—	—	—	—	6	—
Transfer to held for sale	—	—	—	—	(110)	—
Purchases	—	—	6	—	21	35
Settlements	—	231	13	26	(2)	—

At 30 September	(193)	(226)	2	9	113	79

1.	Gains of £26m (2017: gains of £5m) are attributable to derivative financial instruments held at the end of the reporting period.

2.	Losses of £11m (2017: losses of £1m) are attributable to commodity contract derivative financial instruments held at the end of the reporting period.

3.
Other comprises our investments in Sunrun Neptune 2016 LLC and Embala and the investments made by the Group Technology and Innovation function, which are accounted for at fair value through profit and loss. In addition, the opening balance also includes the Further Acquisition Agreement and Remaining Acquisition Agreement derivatives of £110m that were recognised at 31 March 2018, and have been subsequently reclassified to held for sale (see note 6).

4.	There were no reclassifications out of level 3 (2017: none).

Sensitivity analysis for types of market risk
The impacts on a post-tax basis of reasonably possible changes in significant assumptions used in valuing assets and liabilities classified within level 3 of the fair value hierarchy are as follows:

	Financing derivatives within net debt (see note 11)		Commodity contract derivatives
Six months ended 30 September	2018	2017	2018	2017
	£m	£m	£m	£m
10% increase in commodity prices	—	—	1	(2)
10% decrease in commodity prices	—	—	(2)	2
+10% market area price change	—	—	(8)	(7)
-10% market area price change	—	—	7	5
+20 basis point increase in Limited Price Index (LPI) market curve[1]	(81)	(85)	—	—
-20 basis point decrease in LPI market curve[1]	79	82	—	—

1.	A reasonably possible change in assumption of other level 3 derivative financial instruments is unlikely to result in a material change in fair values.